Rights of Use Assets and Lease Liabilities - Summary of Amounts Recognized in Profit or Loss Derived From Lease Liabilities (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Components Of Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on leases	€ 606,793	€ 155,979	€ 631,362	€ 106,837	€ 38,495
Expenses relating to short-term and low value leases	€ 976,144	€ 263,967	€ 567,067	€ 283,198